Net Income Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2013
Partners' Capital Notes [Abstract]
Schedule of Distributions Declared, Partners Interest in Partnership Net Income and Net Income per Unit by Class

Millions of Dollars
2013

Net income attributable to the Partnership	$28.9
Less: General partner's distributions declared	0.5
Limited partners' distributions declared on common units	13.4
Limited partner's distributions declared on subordinated units	13.4
Distributions less than net income attributable to the Partnership	$1.6

	2013
	General Partner	Limited Partners' Common Units	Limited Partner's Subordinated Units	Total
Net income attributable to the Partnership (millions):
Distributions declared	$0.5	13.4	13.4	27.3
Distributions less than net income attributable to the Partnership	0.1	0.7	0.8	1.6
Net income attributable to the Partnership	$0.6	14.1	14.2	28.9

Weighted average units outstanding:
Basic	1,437,433	35,217,112	35,217,112	71,871,657
Diluted	1,437,433	35,217,112	35,217,112	71,871,657

Net income per limited partner unit (dollars):
Basic		$0.40	0.40
Diluted		0.40	0.40

On January 22, 2014, the Board of Directors of our general partner declared our quarterly cash distribution of $0.2248 per unit, or $16.2 million in total, for the fourth quarter of 2013. This distribution was paid on February 13, 2014, to unitholders of record as of February 4, 2014.